Average Annual Total Returns{- Fidelity ZERO Total Market Index Fund} - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-04 - Fidelity ZERO Total Market Index Fund
	Fidelity ZERO Total Market Index Fund Return Before Taxes Past 1 year	Fidelity ZERO Total Market Index Fund Return Before Taxes Since Inception		Fidelity ZERO Total Market Index Fund After Taxes on Distributions Past 1 year	Fidelity ZERO Total Market Index Fund After Taxes on Distributions Since Inception		Fidelity ZERO Total Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity ZERO Total Market Index Fund After Taxes on Distributions and Sales Since Inception		IXYSR Past 1 year	IXYSR Since Inception
Total	20.50%	14.85%	[1]	20.12%	14.44%	[1]	12.38%	11.50%	[1]	20.54%	14.82%	[1]

[1]	(a)From August 2, 2018